Property, plant and equipment (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year		$ 2,122,690	$ 1,968,451
Additions		340,707	413,145
Disposals and write-offs		(2,676)	(6,193)
Depreciation		(167,679)	(194,073)
Impairment of non-current assets		(159,045)	(42,683)
Foreign exchange effects		(243,809)	(37,234)
Transfers		(4,649)	(4,782)
Reclassification		(2,117)	(2,278)
Remeasurement of asset retirement obligation		14,874	28,337
Balance at the end of the year		1,898,296	2,122,690
Jarosite project
Reconciliation of changes in property, plant and equipment
Impairment of non-current assets		(45,220)
Ambrosia mine assets
Reconciliation of changes in property, plant and equipment
Impairment of non-current assets	R$ (55,567)	(10,410)
Cost/gross carrying amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year		4,527,613	4,194,892
Balance at the end of the year		4,520,321	4,527,613
Accumulated depreciation/amortization and impairment
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year		(2,404,923)	(2,226,441)
Balance at the end of the year		(2,622,025)	(2,404,923)
Dam and buildings
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year		538,659	550,325
Additions			47
Disposals and write-offs		(240)	(569)
Depreciation		(48,938)	(50,295)
Impairment of non-current assets		(45,188)	(15,225)
Foreign exchange effects		(60,934)	(11,169)
Transfers		71,244	65,545
Balance at the end of the year		$ 454,603	$ 538,659
Average annual depreciation rates - %	4.00%	4.00%	4.00%
Dam and buildings | Cost/gross carrying amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year		$ 1,050,632	$ 1,002,885
Balance at the end of the year		1,022,432	1,050,632
Dam and buildings | Accumulated depreciation/amortization and impairment
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year		(511,973)	(452,560)
Balance at the end of the year		(567,829)	(511,973)
Machinery, equipment and facilities
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year		752,554	802,526
Additions		3,315	508
Disposals and write-offs		(1,732)	(2,388)
Depreciation		(110,515)	(134,092)
Impairment of non-current assets		(26,521)	(27,458)
Foreign exchange effects		(78,038)	(13,431)
Transfers		88,047	129,167
Reclassification		(916)	(2,278)
Balance at the end of the year		$ 626,194	$ 752,554
Average annual depreciation rates - %	7.00%	7.00%	7.00%
Machinery, equipment and facilities | Cost/gross carrying amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year		$ 2,419,034	$ 2,357,254
Balance at the end of the year		2,360,426	2,419,034
Machinery, equipment and facilities | Accumulated depreciation/amortization and impairment
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year		(1,666,480)	(1,554,728)
Balance at the end of the year		(1,734,232)	(1,666,480)
Assets and projects under construction
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year		535,092	349,069
Additions		336,457	410,253
Disposals and write-offs		(662)	(315)
Impairment of non-current assets		(57,621)
Foreign exchange effects		(83,982)	(9,801)
Transfers		(201,752)	(214,114)
Balance at the end of the year		527,532	535,092
Borrowing costs capitalized		2,023	8,719
Assets and projects under construction | Cost/gross carrying amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year		549,903	364,476
Balance at the end of the year		596,675	549,903
Assets and projects under construction | Accumulated depreciation/amortization and impairment
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year		(14,811)	(15,407)
Balance at the end of the year		(69,143)	(14,811)
Asset retirement obligation (ARO)
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year		104,659	83,632
Additions			776
Depreciation		(6,096)	(5,971)
Impairment of non-current assets		(13,804)
Foreign exchange effects		(12,821)	(2,115)
Remeasurement of asset retirement obligation		14,874	28,337
Balance at the end of the year		$ 86,812	$ 104,659
Average annual depreciation rates - %	5.00%	5.00%	5.00%
Asset retirement obligation (ARO) | Cost/gross carrying amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year		$ 201,892	$ 175,506
Balance at the end of the year		211,650	201,892
Asset retirement obligation (ARO) | Accumulated depreciation/amortization and impairment
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year		(97,233)	(91,874)
Balance at the end of the year		(124,838)	(97,233)
Mining projects
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year		168,108	156,725
Additions			1,529
Disposals and write-offs			(88)
Depreciation		(869)	(2,297)
Impairment of non-current assets		(15,805)
Foreign exchange effects		(3,852)
Transfers		36,042	12,239
Balance at the end of the year		183,624	168,108
Mining projects | Cost/gross carrying amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year		261,117	243,629
Balance at the end of the year		292,322	261,117
Mining projects | Accumulated depreciation/amortization and impairment
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year		(93,009)	(86,904)
Balance at the end of the year		(108,698)	(93,009)
Other property, plant and equipment
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year		23,618	26,174
Additions		935	32
Disposals and write-offs		(42)	(2,833)
Depreciation		(1,261)	(1,418)
Impairment of non-current assets		(106)
Foreign exchange effects		(4,182)	(718)
Transfers		1,770	2,381
Reclassification		(1,201)
Balance at the end of the year		19,531	23,618
Other property, plant and equipment | Cost/gross carrying amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year		45,035	51,142
Balance at the end of the year		36,816	45,035
Other property, plant and equipment | Accumulated depreciation/amortization and impairment
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year		(21,417)	(24,968)
Balance at the end of the year		$ (17,285)	$ (21,417)